Basis of consolidation (Detail Textuals 1) - EUR (€) € in Thousands	2 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2017
Disclosure of detailed information about business combination [line items]
Cost incurred relating to the merger		€ 7,520
Revenue of combined Group if occurred on January 1, 2017		105,911
Reduction in revenue due to the write-offs of deferred revenue		€ 943
Spark Networks Inc
Disclosure of detailed information about business combination [line items]
Revenue	€ 2,719
Losses for the period	€ 2,679